Segment Operating Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income	$ 103,343	$ 109,581	$ 127,106	$ 105,570	$ 97,421	$ 105,021	$ 122,866	$ 93,858	$ 445,600	$ 419,166	$ 381,939
Restructuring and other costs									11,083	13,356	25,717
Interest Expense									46,910	49,625	56,851
Interest income									(5,592)	(8,123)	(8,760)
Other expense (income), net									(91)	8,329	3,169
Income before income taxes									404,373	369,335	330,679
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									530,217	502,612	493,204
Operating Segments [Member] | Dental Consumables, Endodontic and Dental Laboratory Businesses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									405,020	401,012	383,492
Operating Segments [Member] | Healthcare, Orthodontic and Implant Businesses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									126,569	105,868	109,929
Operating Segments [Member] | Select Developed and Emerging Markets Businesses
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									(1,372)	(4,268)	(217)
Corporate, Non-Segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income									$ 73,534	$ 70,090	$ 85,548